Concentration (Tables)	6 Months Ended
Jun. 30, 2025
Concentration [Abstract]
Schedule of Total Accounts Receivable

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of December 31, 2024 and June 30,2025.

	As of December 31, 2024		As of June 30, 2025
Customer	Amount	% of Total	Amount	% of Total	Amount
	RMB	%	RMB	%	US$
A	7,668,440	19.7%	8,579,472	12.5%	1,198,485

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the six months ended June 30, 2024 and 2025.

	For the six months ended June 30,		For the six months ended June 30,
	2024		2025
Customer	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB		US$
B	27,351,614	10.11%	41,274,908	14.5%	5,765,779
C	*	*	37,550,104	13.2%	5,245,454

*	Represented the percentage below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of December 31, 2024 and June 30,2025.

	As of		As of
	December 31, 2024		June 30, 2025
Supplier	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB	%	US$
Cargo Link Logistics HK Company Limited	*	*	11,431,039	21%	1,596,826
A	16,125,748	36.1%	10,807,073	20.8%	1,509,663
B	*	*	8,839,888	17%	1,234,863

*	Represented the percentage below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchase for the six months ended June 30, 2024 and 2025.

	For the six months ended June 30,
	2024		2025
Supplier	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB		US$
Cargo Link Logistics HK Company Limited	31,986,207	11.7%	27,923,470	10.7%	3,900,689
A	57,953,487	21.2%	76,922,106	29.6%	10,745,412

*	Represented the percentage below 10%